Stockholders’ Deficit (Details) - $ / shares		9 Months Ended	12 Months Ended
	Jun. 21, 2023	Sep. 30, 2025	Dec. 31, 2024	Sep. 10, 2025	Aug. 11, 2025	Feb. 09, 2025	Dec. 10, 2024	Dec. 06, 2024	Dec. 31, 2023	Dec. 28, 2021	Dec. 14, 2021
Stockholders’ Deficit [Line Items]
Preferred stock, shares authorized		1,000,000	1,000,000						1,000,000
Preferred stock, par value (in Dollars per share)		$ 0.0001	$ 0.0001						$ 0.0001
Preferred stock, shares issued
Preferred stock, shares outstanding
Common stock, par value (in Dollars per share)					$ 1
Share issued price per share (in Dollars per share)		$ 0.1
Percentage of equity proceeds from issuance		60.00%	60.00%
Number of trading days		20 days	20 days
Market value price per share (in Dollars per share)		$ 9.2	$ 9.2
Percentage of warrant exercise price		115.00%	115.00%
Public Warrants [Member]
Stockholders’ Deficit [Line Items]
Warrants outstanding		0	0
Warrants exercisable term		30 days	30 days
Initial business combination expire years		5 years	5 years
Threshold period for filling registration statement after business combination		15 days	15 days
Threshold period for effective within statement after business combination			60 days
Warrant [Member]
Stockholders’ Deficit [Line Items]
Warrant price per (in Dollars per share)		$ 0.01	$ 0.01
Prior written notice of redemption		30 days	30 days
Common stock equals or exceeds (in Dollars per share)		$ 18	$ 18
Threshold trading days		20 days	20 days
Third trading day prior		30 days	30 days
Common Stock [Member]
Stockholders’ Deficit [Line Items]
Share issued price per share (in Dollars per share)			$ 9.2
Business Combination [Member]
Stockholders’ Deficit [Line Items]
Market value price per share (in Dollars per share)		$ 9.2
Sponsor [Member]
Stockholders’ Deficit [Line Items]
Share issued price per share (in Dollars per share)		$ 0.1
Class A Common Stock [Member]
Stockholders’ Deficit [Line Items]
Common stock, shares authorized		100,000,000	100,000,000						100,000,000
Common stock, par value (in Dollars per share)		$ 0.0001	$ 0.0001						$ 0.0001
Common stock issued	8,881,250	9,835,000	9,835,000						9,835,000
Common stock outstanding		9,835,000	9,835,000						9,835,000
Common stock subject to possible redemption, shares outstanding		24,887	310,156						2,198,039
Common stock percentage converted basis		25.28%	25.28%
Share issued price per share (in Dollars per share)		$ 1					$ 11.76
Common stock subject to possible redemption, shares issued			310,156
Class A Common Stock [Member] | Common Stock [Member]
Stockholders’ Deficit [Line Items]
Common stock issued		9,835,000	9,835,000
Common stock outstanding		9,835,000	9,835,000
Common stock subject to possible redemption, shares outstanding		24,887
Common stock subject to possible redemption, shares issued		24,887
Class A Common Stock [Member] | Business Combination [Member]
Stockholders’ Deficit [Line Items]
Share issued price per share (in Dollars per share)		$ 12	$ 12
Class A Common Stock [Member] | Sponsor [Member]
Stockholders’ Deficit [Line Items]
Conversion of shares	8,881,250
Common stock issued						300,000		200,000
Class B Common Stock [Member]
Stockholders’ Deficit [Line Items]
Common stock, shares authorized		10,000,000	10,000,000						10,000,000
Common stock, par value (in Dollars per share)		$ 0.0001	$ 0.0001						$ 0.0001
Common stock issued
Common stock outstanding
Common stock, voting		one	one
Class B Common Stock [Member] | Common Stock [Member]
Stockholders’ Deficit [Line Items]
Common stock outstanding
Class B Common Stock [Member] | Sponsor [Member]
Stockholders’ Deficit [Line Items]
Common stock, par value (in Dollars per share)	$ 0.0001
Initial Public offering [Member]
Stockholders’ Deficit [Line Items]
Share issued price per share (in Dollars per share)		$ 10.1	$ 10.1								$ 10
Initial Public offering [Member] | Warrant [Member]
Stockholders’ Deficit [Line Items]
Share issued price per share (in Dollars per share)			$ 10
Initial Public offering [Member] | Class A Common Stock [Member]
Stockholders’ Deficit [Line Items]
Common stock issued			10,145,156						12,033,039
Common stock outstanding			10,145,156						12,033,039
Share issued price per share (in Dollars per share)				$ 0.02
Public Warrants [Member]
Stockholders’ Deficit [Line Items]
Warrants outstanding		12,687,500	12,687,500
Private Placement Warrants [Member]
Stockholders’ Deficit [Line Items]
Warrants outstanding			953,750						953,750
Share issued price per share (in Dollars per share)										$ 10	$ 10